Statements of Changes in Equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Equity instrument granted [member]	Capital reserve [member]	Treasury shares [member]	Revaluation reserve on subsidiaries	Legal Reserves [member]	Investments statutory reserve [member]	Valuation Adjustments [member]	Cumulative translation adjustments [member]	Retained earnings [member]	Additional dividends to the minimum mandatory dividends [member]	Shareholders of the Company [member]	Non-controlling interests in subsidiaries [member]	Retention of profits [member]
Beginning balance at Dec. 31, 2016	R$ 8,476,050	R$ 3,838,686		R$ 552,038	R$ (483,879)	R$ 5,339	R$ 550,428	R$ 2,500,471	R$ (23,987)	R$ 7,519		R$ 165,515	R$ 8,445,196	R$ 30,854	R$ 1,333,066
Statement [Line Items]
Net income for the year	1,525,865										R$ 1,526,505		1,526,505	(640)
Other comprehensive income:
Fair value adjustments of available for sale, net of income taxes	(481)								(481)				(481)
Actuarial losses of post-employment benefits, net of income taxes	(23,312)								(18,077)				(18,077)	(5,235)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	45,542									45,542			45,542
Total comprehensive income for the year	1,547,614								(18,558)	45,542	1,526,505		1,553,489	(5,875)
Equity instrument granted	536		R$ 536										536
Capital increase with reserves		1,333,066													R$ (1,333,066)
Stock plan	(641)			(2,260)	1,619								(641)
Realization of revaluation reserve of subsidiaries						(409)					409
Income and social contribution taxes on realization of revaluation reserve of subsidiaries	(96)										(96)		(96)
Expired dividends	3,029										3,029		3,029
Transfer to investments reserve								3,342			(3,342)
Additional dividends attributable to non-controlling interests	(8,730)													(8,730)
Non-controlling interests added due to business combination	182,603													182,603
Non-controlling interests changes - CBLSA	376,341								197,369				197,369	178,972
Approval of additional dividends by the Shareholders' Meeting	(165,515)											(165,515)	(165,515)
Allocation of net income:
Legal reserve							78,716				(78,716)
Interim dividends (R$ 0.85 per share of the Company)	(461,868)										(461,868)		(461,868)
Proposed dividends (R$ 0.90 per share of the Company)	(325,285)										(489,027)	163,742	(325,285)
Statutory reserve								496,894			(496,894)
Ending balance at Dec. 31, 2017	9,624,038	5,171,752	536	549,778	(482,260)	4,930	629,144	3,000,707	154,824	53,061		163,742	9,246,214	377,824
Statement [Line Items]
Net income for the year	1,132,320										1,150,421		1,150,421	(18,101)
Other comprehensive income:
Fair value adjustments of financial assets, net of income taxes	(216,266)								(216,245)				(216,245)	(21)
Actuarial losses of post-employment benefits, net of income taxes	(6,657)								(2,568)				(2,568)	(4,089)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	12,796									12,796			12,796
Total comprehensive income for the year	922,193								(218,813)	12,796	1,150,421		944,404	(22,211)
Equity instrument granted	3,773		3,773										3,773
Stock plan	(10,501)			(7,378)	(3,123)								(10,501)
Realization of revaluation reserve of subsidiaries						(218)					218
Income and social contribution taxes on realization of revaluation reserve of subsidiaries	(3)										(3)		(3)
Expired dividends	3,170										3,170		3,170
Transfer to investments reserve								3,385			(3,385)
Additional dividends attributable to non-controlling interests	(3,689)													(3,689)
Approval of additional dividends by the Shareholders' Meeting	(163,742)											(163,742)	(163,742)
Allocation of net income:
Legal reserve							57,521				(57,521)
Interim dividends (R$ 0.56 per share of the Company)	(304,241)										(304,241)		(304,241)
Proposed dividends (R$ 0.70 per share of the Company)	(270,969)										(380,324)	109,355	(270,969)
Statutory reserve								408,335			(408,335)
Ending balance at Dec. 31, 2018	9,800,029	5,171,752	4,309	542,400	(485,383)	4,712	686,665	3,412,427	(63,989)	65,857	0	109,355	9,448,105	351,924
Statement [Line Items]
Net income for the year	402,944	0	0	0	0	0	0	0	0	0	373,526	0	373,526	29,418
Other comprehensive income:
Fair value adjustments of available for sale, net of income taxes	(52,297)	0	0	0	0	0	0	0	(52,318)	0	0	0	(52,318)	21
Actuarial gain of post-employment benefits, net of income taxes	(36,787)	0	0	0	0	0	0	0	(30,010)	0	0	0	(30,010)	(6,777)
Currency translation of foreign subsidiaries, including the effect of net investments hedge	36,570	0	0	0	0	0	0	0	0	36,570	0	0	36,570	0
Total comprehensive income for the year	350,430	0	0	0	0	0	0	0	(82,328)	36,570	373,526	0	327,768	22,662
Shareholder transaction—gain in reimbursement of shares pref. B from Oxiteno Nordeste	0	0	0	0	0	0	0	0	0	0	1,489	0	1,489	(1,489)
Equity instrument granted	7,661	0	7,661	0	0	0	0	0	0	0	0	0	7,661	0
Realization of revaluation reserve of subsidiaries	0	0	0	0	0	(190)	0	0	0	0	190	0	0	0
Income and social contribution taxes on realization of revaluation reserve of subsidiaries	(31)	0	0	0	0	0	0	0	0	0	(31)	0	(31)	0
Transfer to investments reserve	0	0	0	0	0	0	0	1,648	0	0	(1,648)	0	0	0
Additional dividends attributable to non-controlling interests	(993)	0	0	0	0	0	0	0	0	0	0	0	0	(993)
Redemption of non-controlling shares of Oxiteno Nordeste	(2,180)	0	0	0	0	0	0	0	0	0	0	0	0	(2,180)
Capital increase from subsidiary Iconic non-controlling shareholders	6,996	0	0	0	0	0	0	0	0	0	0	0	0	6,996
Approval of additional dividends by the Shareholders' Meeting	(109,355)	0	0	0	0	0	0	0	0	0	0	(109,355)	(109,355)	0
Allocation of net income:
Legal reserve	0	0	0	0	0	0	18,676	0	0	0	(18,676)	0	0	0
Interim dividends (R$ 0.20 per share of the Company)	(217,382)	0	0	0	0	0	0	0	0	0	(217,382)	0	(217,382)	0
Proposed dividends (R$ 0.24 per share of the Company)	0	0	0	0	0	0	0	(124,002)	0	0	(137,468)	261,470	0	0
Ending balance at Dec. 31, 2019	R$ 9,835,175	R$ 5,171,752	R$ 11,970	R$ 542,400	R$ (485,383)	R$ 4,522	R$ 705,341	R$ 3,290,073	R$ (146,317)	R$ 102,427	R$ 0	R$ 261,470	R$ 9,458,255	R$ 376,920